UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  November 15, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  52
Form 13F Information Table Value Total:  $196,995
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
AKAMAI TECHNOLOGIES   COM        002346104   2096     41925    SH          SOLE              37835               4090
AMERISTAR CASINOS     COM        03070Q101   1332     61340    SH          SOLE              55390               5950
AMGEN INC             COM        031162100   7090     99120    SH          SOLE              95660               3460
ANHEUSER BUSCH        COM        035229103   4684     98595    SH          SOLE              94945               3650
BARRICK GOLD          ADR        067901108   6916     225127   SH          SOLE              217196              7931
BORDERS GROUP         COM        099709107   6876     337080   SH          SOLE              324805              12275
BOSTON SCIENTIFIC     COM        101137107   803      54273    SH          SOLE              49763               4510
CADBURY SCHWEPPES     ADR        127209302   2007     46935    SH          SOLE              41885               5050
CHECKFREE CORP        COM        162813109   2224     53830    SH          SOLE              48680               5150
CHESAPEAKE ENERGY     COM        165167107   1380     47618    SH          SOLE              43238               4380
CIMAREX ENERGY        COM        171798101   1566     44510    SH          SOLE              40000               4510
CITADEL BROADCASTING  COM        17285T106   1299     138190   SH          SOLE              125670              12520
CITRIX SYSTEMS INC    COM        177376100   1845     50940    SH          SOLE              46310               4630
CLEAR CHANNEL         COM        184502102   6397     221738   SH          SOLE              213818              7920
COMCAST CORP          COM        20030N101   1777     48145    SH          SOLE              42945               5200
CORN PRODUCTS         COM        219023108   8169     251030   SH          SOLE              242340              8690
DEVON ENERGY          ADR        25179M103   5422     85865    SH          SOLE              82865               3000
DOLLAR GENERAL        COM        256669102   5503     403725   SH          SOLE              389545              14180
EASTMAN KODAK         COM        277461109   4907     219083   SH          SOLE              210353              8730
ENERGY PARTNERS       COM        29270U105   6338     257110   SH          SOLE              247995              9115
FORTUNE BRANDS        COM        349631101   1327     17664    SH          SOLE              15924               1740
FREDDIE MAC           COM        313400301   5668     85450    SH          SOLE              82460               2990
FRESH DEL MONTE       COM        G36738105   4175     240060   SH          SOLE              231080              8980
GENERAL MILLS         COM        370334104   8001     141362   SH          SOLE              135737              5625
GOLDEN STAR           COM        38119T104   74       27120    SH          SOLE              27120
HANES BRAND           COM        410345102   1000     44410    SH          SOLE              42823               1587
HARMONY GLD           ADR        413216300   1597     123520   SH          SOLE              109155              14365
HASBRO INC            COM        418056107   10131    445340   SH          SOLE              429590              15750
HERSHEY COMPANY       COM        427866108   6820     127600   SH          SOLE              123120              4480
INVITROGEN CORP       COM        46185R100   1813     28590    SH          SOLE              25750               2840
JDS UNIPHASE CORP     COM        46612J101   412      187920   SH          SOLE              153870              34050
JETBLUE AIRWAYS       COM        477143101   1178     127440   SH          SOLE              121275              6165
JOHNSON & JOHNSON     COM        478160104   205      3164     SH          SOLE              3164
KIMBERLY CLARK        COM        494368103   1714     26230    SH          SOLE              23280               2950
KING PHARMA           COM        495582108   5070     297685   SH          SOLE              286125              11560
KRAFT FOODS           COM        50075N104   9127     255950   SH          SOLE              246450              9500
LONE STAR TECHOLOGIES COM        542312103   2022     41790    SH          SOLE              36770               5020
MATTEL INC            COM        577081102   1917     97300    SH          SOLE              89500               7800
MC DONALDS CORP       COM        580135101   1380     35275    SH          SOLE              31695               3580
MERCK & CO            COM        589331107   285      6800     SH          SOLE              6800
MICROSOFT CORP        COM        594918104   9601     351033   SH          SOLE              338973              12060
NABORS INDUSTRIES     COM        629568106   1730     58150    SH          SOLE              52830               5320
NEWELL RUBBERMAID     COM        651229106   6259     221023   SH          SOLE              214003              7020
PEPSICO INC           COM        713448108   1619     24804    SH          SOLE              21534               3270
PFIZER INC            COM        717081103   2533     89305    SH          SOLE              81575               7730
SARA LEE CORP         COM        803111103   5728     356430   SH          SOLE              343730              12700
SCHOLASTIC CORP       COM        807066105   1851     59410    SH          SOLE              54300               5110
SMITHFIELD FOODS INC  COM        832248108   5893     218110   SH          SOLE              209830              8280
TELECOM NZ            ADR        879278208   4694     209260   SH          SOLE              202020              7240
TIME WARNER INC       COM        887317105   6552     359408   SH          SOLE              347363              12045
URS CORP              COM        903236107   6673     171580   SH          SOLE              165710              5870
WHOLE FOODS           COM        988498101   1315     22130    SH          SOLE              20030               2100